Derivative Financial Instruments - Offsetting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Derivative Financial Instruments
Potential reduction in net position of total derivative liabilities	$ 352		$ 285
Potential reduction in net position of total derivative assets	352		$ 285
Foreign Exchange Call Option
Derivative Financial Instruments
Realized gain (loss) on derivatives	$ (68)
Unrealized gain (loss) on derivatives		$ 12